Income Taxes - Schedule of Income Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Benefit (Expense) [Abstract]
Current income tax expense	$ (146,104)	$ 63,692	$ (31,520)
Deferred income tax expense
Total income tax expense	$ (146,104)	$ 63,692	$ (31,520)